SHORT-TERM AND LONG-TERM DEBT (Schedule of Long-Term Debt) (Details)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 NOK (kr)	Jun. 04, 2019 NOK (kr)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 NOK (kr)	May 04, 2018 USD ($)	Apr. 30, 2018	Apr. 23, 2018 USD ($)	Jun. 22, 2017 NOK (kr)	Oct. 31, 2016	Mar. 19, 2014 NOK (kr)
Debt Instrument [Line Items]
Long-term debt	$ 1,627,177,000			$ 1,460,347,000
Less: unamortized debt issuance costs	(19,089,000)			(23,267,000)
Less : current portion of long-term debt	(253,059,000)			(267,149,000)
Total long-term debt, non-current portion	1,355,029,000			1,169,931,000
NOK700 Million Senior Unsecured Bonds Due 2024
Debt Instrument [Line Items]
Long-term debt	79,674,000			0
Senior Unsecured Convertible Bonds due 2021
Debt Instrument [Line Items]
Long-term debt	$ 212,230,000			212,230,000
Interest rate	5.75%	5.75%								5.75%
Senior Unsecured Convertible Bonds due 2023
Debt Instrument [Line Items]
Long-term debt	$ 148,300,000			151,700,000
Term loan facility, principal amount						$ 14,000,000.0		$ 150,000,000.0
Interest rate							4.875%
NOK 900 Million Senior Unsecured Bonds
Debt Instrument [Line Items]
Long-term debt	0	kr 0		77,700,000	kr 672,000,000.0
Term loan facility, principal amount | kr		900,000,000									kr 900,000,000.0
NOK500million senior unsecured floating rate bonds due 2020
Debt Instrument [Line Items]
Long-term debt	56,900,000	500,000,000.0		57,829,000	57,800,000
Term loan facility, principal amount		500,000,000		500,000,000.0					kr 500,000,000
NOK 600 Million Senior Unsecured Bond due 2023
Debt Instrument [Line Items]
Long-term debt	79,674,000			69,395,000
Floating Rate Debt
Debt Instrument [Line Items]
Long-term debt	1,013,626,000			891,471,000
NOK700 Million Senior Unsecured Bonds Due 2023
Debt Instrument [Line Items]
Term loan facility, principal amount	$ 79,700,000	kr 700,000,000
Senior Unsecured Convertible Bonds due 2023
Debt Instrument [Line Items]
Interest rate	4.875%	4.875%					4.875%
NOK700 Million Senior Unsecured Bonds Due 2024
Debt Instrument [Line Items]
Term loan facility, principal amount	$ 79,700,000	kr 700,000,000	kr 700,000,000	0.0	kr 0
Common stock - Frontline Ltd
Debt Instrument [Line Items]
Term loan facility, principal amount	$ 36,763,000			$ 0